Property, plant and equipment - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Renewable Energy	Dec. 31, 2012 Renewable Energy	Dec. 31, 2013 Water & wastewater	Dec. 31, 2012 Water & wastewater	Jan. 03, 2014 Office Building Subsequent Event
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease			86,774	88,198
Accumulated depreciation			31,739	29,584
Depreciation expense			2,155	2,244
Contribution received	3,098	6,341
Expansion cost, distribution cost					1,000	1,000
Purchase price	158,377	75,692					46,800